Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of fair value of the outstanding warrants

The fair value of the outstanding warrants at September 30, 2019 and December 31, 2018 was determined by using option pricing models with the following assumptions:

	September 30, 2019	December 31, 2018
Expected life (in years)	5.0	1.1 - 5.1
Expected volatility	201.8%	145.7% - 265.3%
Risk-free interest rates	1.6%	2.5% - 2.6%

The fair value of the Warrants at December 31, 2018 was determined by using option pricing models assuming the following:

	December 31, 2018	December 31, 2017
Expected life (in years)	1.13 - 5.11	0.82 - 4.88
Expected volatility	145.7% - 265.3%	130.9% - 266.9%
Risk-free interest rates	2.5% - 2.6%	1.7% - 2.1%

Assets and liabilities measured at fair value on a recurring basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2019, aggregated by the level in the fair value hierarchy within which those measurements fall in accordance with ASC 820.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
(in thousands)	Level 1		Level 2		Level 3		Total
	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$20,410	$33	$20,410	$33

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Level 1		Level 2		Level 3		Balance at December 31,
(in thousands)	2018	2017	2018	2017	2018	2017	2018	2017
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$33	$560	$33	$560

Fair value measurements using significant unobservable inputs

The table below presents the activity within Level 3 of the fair value hierarchy for the nine months ended September 30, 2019:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at December 31, 2018	$33
Total change in the liability included in earnings	(456)
Reclass from liability to equity	(11)
Fair value of warrants issued	20,844

Balance at September 30, 2019	$20,410

The table below presents the activity within Level 3 of the fair value hierarchy for the twelve months ended December 31, 2018:

Fair Value Measurements Using Significant Unobservable

Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at January 1, 2017	$18,751
Total change in the liability included in earnings	(15,103)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	16,953
Fair value of warrants exercised	(2,552)

Balance at December 31, 2017	560

Fair value of warrants issued	23,533
Total change in the liability included in earnings	(19,706)
Reclass from liability to equity	(4,210)
Fair value of warrants exchanged	(144)

Balance at December 31, 2018	$33